STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Revenues	$ 0	$ 0
Operating Expenses
Research and development	2,989,311	3,232,321
Administrative	7,785,086	7,750,587
Professional fees	523,613	584,585
Depreciation and amortization	1,020	1,020
Operating loss	(11,299,030)	(11,568,513)
Other income (expense)
Interest income	3	4
Interest expense	(320,769)	(283,720)
Loss before income taxes	(11,619,796)	(11,852,229)
Provision for income taxes	0	0
Net loss	$ (11,619,796)	$ (11,852,229)
Weighted average number of common shares outstanding	28,767,582	26,222,563
Loss per common share - basic and diluted	$ (0.40)	$ (0.45)